Accounts receivable, net (Table)	12 Months Ended
Dec. 31, 2020
Financing Receivable, Allowance for Credit Loss [Line Items]
Schedule of accounts receivable, net
Accounts receivable, net consisted of the followings:

	As of December 31,
	2019	2020
	RMB	RMB

Accounts receivable, gross	203,934,775	212,317,679
Less: allowance for credit loss	(15,834,902)	(12,573,550)

Accounts receivable, net	188,099,873	199,744,129

Schedule of allowance for doubtful receivables

	As of December 31,
	2018	2019	2020
	RMB	RMB	RMB

Balance as of January 1	5,172,435	5,907,369	15,834,902
Addition	1,121,009	13,563,744	3,270,564
Write offs	(386,075)	(3,636,211)	(6,531,916)

Balance as of December 31	5,907,369	15,834,902	12,573,550

Accounts Receivable [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Schedule of concentration of risk, accounts receivable, net
The following customers accounted for 10% or more of accounts receivable, net:

	As of December 31,
	2019		2020
	RMB	%	RMB	%	US$	%

Company A	37,615,505	20%	43,563,107	22%	6,676,338	22%
Company B	47,776,989	25%	39,546,942	20%	6,060,834	20%
Company C	23,466,780	12%	35,765,532	18%	5,481,308	18%